Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Services	$ 163,286		$ 3,957
SELLING EXPENSES
Advertising and marketing (recovery) (note 5)	89,226	(80,758)	80,856
Commissions and subcontracts	24,264	44,648	52,980
Consulting	11,121	11,647	10,608
Travel	10,072	2,437	2,014
TOTAL SELLING EXPENSES	134,683	(22,026)	146,458
GENERAL AND ADMINISTRATIVE EXPENSES
Consulting (note 12)	124,994	124,957	125,000
Depreciation	711	924	992
General and office	13,629	21,198	6,683
Professional fees	52,801	46,419	49,943
Rent (note 12)	43,748	43,174	39,936
Telephone	7,220	6,630	5,684
TOTAL GENERAL AND ADMINISTRATIVE EXPENSES	243,103	243,302	228,238
TOTAL OPERATING EXPENSES	(214,500)	(221,276)	(370,739)
OTHER EXPENSES
Interest expense	(43,984)	(37,110)	(34,869)
LOSS FROM CONTINUING OPERATIONS	(258,484)	(258,386)	(405,608)
NET LOSS FROM DISCONTINUED OPERATIONS		(143)	(469)
NET LOSS FOR THE YEAR	(258,484)	(258,529)	(406,077)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	39,238	(86,469)	(188,691)
COMPREHENSIVE LOSS	$ (219,246)	$ (344,998)	$ (594,768)
BASIC AND DILUTED NET LOSS PER SHARE
From continuing operations	$ (0.01)	$ (0.01)	$ (0.01)
From discontinued operations
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.01)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF BASIC AND DILUTED COMMON SHARES OUTSTANDING	101,629,378	85,684,932	61,456,942